Warrant derivative liability, Fair value measurements and valuation techniques (Q1) (Details) - Warrant [Member]	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	May 06, 2019 $ / shares
Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	1.15	2.70	6.00
Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	1.62	1.62	3.90
Expected Remaining Term (in Years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	0.722
Expected Remaining Term (in Years) [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability		0.95	1.60
Expected Remaining Term (in Years) [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability		1.02	1.68
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	0.95	0.69	0.64
Risk-free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	0.0016	0.0160	0.0239